UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 96.5%
	AEROSPACE & DEFENSE― 0.4%
$250,000	Excelitas Technologies Corp. (6 Month USD LIBOR + 3.5000%)	5.161%	12/2/2024	$252,383

	AIR TRANSPORT ― 1.7%
994,960	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 4.000%)	5.675	4/28/2022	996,328

	AUTOMOTIVE ― 0.9%
500,000	Belron Finance US LLC (3 Month USD LIBOR + 2.500%)	3.892	11/7/2024	505,860

	BUILDING & DEVELOPMENT ― 3.8%
500,000	Beacon Roofing Supply, Inc. (1 Month USD LIBOR + 2.250%)	3.818	1/2/2025	502,135
497,481	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	4.569	10/25/2023	466,816
1,238,007	SRS Distribution, Inc. (3 Month USD LIBOR + 3.250%)	4.870	8/25/2022	1,246,134
				2,215,085
	BUSINESS EQUIPMENT & SERVICES ― 18.8%
493,750	Blackboard, Inc. (3 Month USD LIBOR + 5.000%)	6.354	6/30/2021	490,047
1,482,387	BMC Software Finance, Inc. (1 Month USD LIBOR + 3.250%)	4.819	9/12/2022	1,486,003
420,634	Idera, Inc. (1 Month USD LIBOR + 5.000%)	6.570	6/28/2024	421,160
985,991	IG Investments Holdings, LLC (3 Month USD LIBOR + 3.500%)	5.193	10/29/2021	997,084
712,263	Jackson Hewitt Tax Service, Inc. (3 Month USD LIBOR + 7.000%)	8.380	7/30/2020	706,030
1,237,523	Kronos Inc. (3 Month USD LIBOR + 3.500%)	4.903	11/1/2023	1,247,194
745,859	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	5.820	1/22/2024	711,363
995,000	Project Alpha Intermediate Holding, Inc. (3 Month USD LIBOR + 3.500%)	5.040	4/26/2024	975,513
498,743	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.500%)	5.069	2/9/2024	502,900
993,756	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	4.385	11/3/2023	994,656
987,468	TIBCO Software, Inc. (1 Month USD LIBOR + 3.500%)	5.070	12/4/2020	991,586
1,047,048	VF Holdings Corp. (1 Month USD LIBOR + 3.250%)	4.819	6/30/2023	1,056,393
500,000	West Corp. (1 Month USD LIBOR + 4.000%)	5.350	10/10/2024	501,978
				11,081,907
	CHEMICALS & PLASTICS ― 6.3%
500,000	Ineous US Finance, LLC (1 Month USD LIBOR + 2.000%)	3.569	4/1/2024	501,228
189,750	Kraton Polymers, LLC (1 Month USD LIBOR + 3.000%)	4.569	1/6/2022	191,992
995,000	New Arclin U.S. Holdings, Inc. (3 Month USD LIBOR + 4.250%)	5.943	2/14/2024	1,004,950
1,000,000	Ring Container Technologies, LLC (1 Month USD LIBOR + 2.750%)	4.319	10/31/2024	1,003,125
151,163	Tronox Finance, LLC (3 Month USD LIBOR + 3.000%)	4.693	9/23/2024	152,297
348,837	Tronox Finance, LLC (3 Month USD LIBOR + 3.000%)	4.693	9/23/2024	351,453
498,750	Univar USA, Inc. (1 Month USD LIBOR + 2.500%)	4.069	7/1/2024	501,064
				3,706,109
	CONTAINERS & GLASS PRODUCTS ― 1.3%
755,998	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.319	2/3/2023	760,420

	DRUGS ― 1.8%
496,173	Amneal Pharmaceuticals, LLC (3 Month USD LIBOR + 3.500%)	5.193	11/1/2019	498,888
559,941	Valeant Pharmaceuticals International, Inc. (1 Month USD LIBOR + 3.500%)	4.940	4/1/2022	568,561
				1,067,449
	ELECTRONICS/ELECTRIC ― 0.8%
487,500	KEMET Corp. (1 Month USD LIBOR + 6.000%)	7.569	4/26/2024	492,984

	FINANCIAL INTERMEDIARIES ― 9.3%
456,250	First American Payment Systems, L.P. (1 Month USD LIBOR + 5.750%)	7.142	1/5/2024	459,102
985,025	First Eagle Holdings, Inc. (3 Month USD LIBOR + 3.000%)	4.693	12/1/2022	998,574
497,500	NAB Holdings, LLC (1 Month USD LIBOR + 3.250%)	4.819	7/1/2024	499,910
500,000	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	4.694	7/1/2024	502,423
488,211	Resolute Investment Managers, Inc. (3 Month USD LIBOR + 3.250%)	4.943	4/29/2022	495,534
1,479,975	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 4.250%)	5.943	6/1/2023	1,490,608
1,000,000	Vantiv, LLC (1 Month USD LIBOR + 2.000%)	3.477	8/9/2024	1,006,475
				5,452,626
	FOOD PRODUCTS ― 1.3%
750,000	Weight Watchers International, Inc. (1 Month USD LIBOR + 4.750%)	6.230	11/29/2024	755,940

	HEALTH CARE ― 6.2%
755,432	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 5.000%)	6.570	4/4/2022	750,393
497,500	GHX Ultimate Parent Corp. (3 Month USD LIBOR + 3.250%)	4.943	6/28/2024	500,092
405,247	NVA Holdings, Inc. (3 Month USD LIBOR + 3.500%)	5.193	8/13/2021	409,131
1,000,000	PharMerica Corp. (1 Month USD LIBOR + 3.500%)	4.903	12/6/2024	1,006,500
985,000	Prospect Medical Holdings, Inc. (6 Month USD LIBOR + 6.000%)	7.500	6/30/2022	998,544
				3,664,660

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	INDUSTRIAL EQUIPMENT ― 3.8%
$748,125	Gardner Denver, Inc. (3 Month USD LIBOR + 2.750%)	4.443%	7/30/2024	$751,570
500,000	Generac Power Systems, Inc. (1 Month USD LIBOR + 2.000%)	3.335	5/31/2023	502,188
970,000	NN, Inc. (1 Month USD LIBOR + 3.250%)	4.819	4/2/2021	975,156
				2,228,914
	INSURANCE ― 0.8%
496,256	Acrisure, LLC (2 Month USD LIBOR + 4.250%)	5.647	11/22/2023	501,901

	LEISURE GOODS/ACTIVITIES/MOVIES ― 1.6%
491,269	Life Time Fitness, Inc. (3 Month USD LIBOR + 2.750%)	4.229	6/10/2022	493,624
423,958	Lions Gate Entertainment Corp. (1 Month USD LIBOR + 2.250%)	3.682	12/8/2023	425,283
				918,907
	LODGING & CASINOS ― 2.6%
500,000	Caesars Resort Collection LLC (1 Month USD LIBOR + 2.750%)	4.336	12/23/2024	502,858
997,500	Scientific Games International, Inc. (1 Month USD LIBOR + 3.250%)	4.704	8/14/2024	1,006,782
				1,509,640
	NONFERROUS METALS/MINERALS ― 0.9%
500,000	MRC Global, Inc. (1 Month USD LIBOR + 3.500%)	5.069	9/20/2024	505,315

	OIL & GAS ― 0.8%
500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 7.000%)	8.693	8/31/2020	455,625

	PUBLISHING ― 3.9%
1,767,650	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	6.443	11/3/2023	1,777,592
498,750	Camelot Finance LP (1 Month USD LIBOR + 3.250%)	4.819	10/3/2023	502,403
				2,279,995
	RADIO & TELEVISION ― 0.8%
498,750	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	4.319	11/29/2024	500,932

	RETAILERS ― 12.5%
239,430	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	6.125	8/22/2022	199,126
494,924	Aspen Dental Management, Inc. (3 Month USD LIBOR + 3.750%)	5.130	4/29/2022	500,338
249,370	CWGS Group LLC (1 Month USD LIBOR + 3.000%)	4.393	11/8/2023	251,353
1,000,000	Heartland Dental, LLC (3 Month USD LIBOR + 4.750%)	4.392	7/31/2023	1,015,005
459,962	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	6.380	5/9/2022	437,828
987,500	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	7.361	5/1/2023	992,645
498,750	National Vision, Inc. (1 Month USD LIBOR + 2.750%)	4.319	11/20/2024	499,997
1,000,000	Staples, Inc. (2 Month USD LIBOR + 4.000%)	5.489	9/12/2024	982,375
446,816	Talbots, Inc. (The) (1 Month USD LIBOR + 4.500%)	6.069	3/19/2020	434,752
1,495,000	Western Dental Services, Inc. (1 Month USD LIBOR + 5.250%)	6.819	6/30/2023	1,507,618
100,000	YI, LLC (3 Month USD LIBOR + 4.000%)(3)	4.000	11/6/2024	99,875
400,000	YI, LLC (3 Month USD LIBOR + 4.000%)	5.693	11/6/2024	399,500
				7,121,286
	STEEL ― 1.3%
744,260	Dynacast International, LLC (3 Month USD LIBOR + 3.250%)	4.943	1/28/2022	749,842

	SURFACE TRANSPORT ― 2.3%
852,181	Garda World Security Corp. (Prime + 2.500%)	4.973	5/24/2024	858,040
494,949	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	7.193	8/18/2022	497,013
				1,355,053
	TELECOMMUNICATIONS ― 8.6%
600,000	Charter Communications Operating LLC (1 Month USD LIBOR + 2.000%)	3.570	4/30/2025	601,071
1,000,000	Intelsat Jackson Holdings S.A. (3 Month USD LIBOR + 3.750%)	5.212	11/30/2023	981,250
252,604	MTN Infrastructure TopCo, Inc. (1 Month USD LIBOR + 3.250%)	4.819	11/15/2024	254,105
247,396	MTN Infrastructure TopCo, Inc. (1 Month USD LIBOR + 3.250%)	4.819	11/15/2024	247,808
831,412	Polycom, Inc. (1 Month USD LIBOR + 5.250%)	6.777	9/27/2023	839,984
498,750	TVC Albany, Inc. (3 Month USD LIBOR + 4.000%)	5.690	9/18/2024	501,867
746,250	US TelePacific Corp. (3 Month USD LIBOR + 5.000%)	6.693	5/2/2023	715,934
493,759	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	4.751	8/18/2023	490,056
442,327	Windstream Services, LLC (1 Month USD LIBOR + 4.000%)	5.500	3/29/2021	416,803
				5,048,878
	UTILITIES ― 4.0%
1,396,973	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	5.319	10/2/2023	1,411,313
942,875	Talen Energy Supply, LLC (1 Month USD LIBOR + 4.000%)	5.569	7/14/2023	950,635
				2,361,948
	TOTAL BANK LOANS
	(COST $56,185,441)			$56,489,987

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2017 (Unaudited)

Shares		Value
	SHORT TERM INVESTMENT ― 5.9%
3,480,074	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 1.170% (2)	$3,480,074
	TOTAL SHORT TERM INVESTMENT
	(COST $3,480,074)	3,480,074

	TOTAL INVESTMENTS ― 102.4% (Cost $59,665,515)	$60,169,187
	Liabilities in Excess of Other Assets ― (2.4)%	(1,398,502)
	TOTAL NET ASSETS ― 100.0%	$58,770,685

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The cost basis of investment for federal income tax purposes at December 31, 2017, was as follows*:

Cost of Investments	$59,665,515
Gross Unrealized Appreciation	702,819
Gross Unrealized Depreciation	(199,147)
Net Unrealized Appreciation	$503,672

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year's income tax information, please refer to the Notes to Financial Statements sections in the Fund's most recent annual report.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P") and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2017 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2017:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$56,689,113	$-	$56,689,113
Short-Term Investment	3,480,074	-	-	3,480,074
Total	$3,480,074	$56,689,113	$-	$60,169,187

See the Schedule of Investments for further detail of investment classifications.

The Funds recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  February 23, 2018